Certain Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Certain Transactions [Abstract]
Schedule of Fair Value Allocated To Such Net Assets In The Transaction	The Company recorded a net gain of $39.1 million from the deconsolidation of MakerBot, representing the difference between the book value of MakerBot’s net assets and the fair value allocated to such net assets in the transaction, as follows:
U.S. $ in thousands
Fair Value, net	$55,751
Net assets deconsolidated	(14,146)
Transaction expenses	(2,469)
Gain on deconsolidation of subsidiary	$39,136

Schedule of Fair Value of The Consideration Transferred	The following table summarizes the fair value of the consideration transferred to Covestro AG for the Covestro transaction:
U.S. $ in thousands
Cash payments*	$53,816
Issuance of ordinary shares to Covestro stockholders	5,201
Contingent consideration at estimated fair value	659
Total consideration	$59,676
*Of which $50.0 million was paid on April 3, 2023 and the balance was paid on October 2, 2023.

Schedule of Preliminary Allocation of The Purchase Price	The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:
Allocation of Purchase Price
(U.S. $ in thousands)
Inventory	$10,342
Fixed assets	8,245
Goodwill	20,199
Intangible assets	21,495
Total assets acquired	60,281

Other current liabilities	605
Total liabilities assumed	605

Net assets acquired	$59,676